Transactions and Balances with Related Parties (Details) - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended
	Aug. 13, 2024	Jan. 31, 2024	Nov. 30, 2023	Feb. 23, 2023	Jun. 30, 2025	Aug. 31, 2025	Apr. 01, 2025	Dec. 31, 2024	Dec. 30, 2024	Jun. 30, 2024	Jun. 01, 2022
Transactions and Balances with Related Parties [Line Items]
Interest rate				49.00%
Cash consideration				$ 2,500	$ 4,540
Deferred cash payments				$ 489
Share capital percentage		51.00%
Other fee expenses			$ 10		20
Bonus amount					51
Management fees					182
Cooperation agreement amount					$ 55
Ordinary shares issued (in Shares)					534,605			515,640
Engaged in a mutual share exchange					$ 497		$ 17,000	$ 497		$ 497
Jeffs’ Brands [Member]
Transactions and Balances with Related Parties [Line Items]
Services expenses					$ 60
Loss on investment									$ 770,548
Engaged in a mutual share exchange							$ 100,000
Pre-Funded Warrant [Member]
Transactions and Balances with Related Parties [Line Items]
Number of units (in Shares)	364,931
Initial Public Offering [Member]
Transactions and Balances with Related Parties [Line Items]
Number of units (in Shares)	2,054,793
Ordinary shares [member]
Transactions and Balances with Related Parties [Line Items]
Number of units (in Shares)	320,000
Purchase price per share (in Dollars per share)	$ 4.38
Ordinary shares issued (in Shares)					16,000,000	1,028,598			1,541,096		1